Short-Term Bonds	12 Months Ended
Dec. 31, 2021
Short term bonds [Abstract]
Short-term bonds

27	Short-term bonds

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Short-term bonds	3,017,811	—

In August 2020, the Company issued
169-day
short-term bonds of face value RMB3,000,000 thousand to institutional investors in inter-bank bond market. The effective yield of the short-term bonds is 1.70% per annum. The short-term bonds have been settled after their maturity in 2021.